May 2, 2024

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: 	American Fidelity Separate Account A (File Nos. 002-30771, 811-01764)

Ladies and Gentlemen:
      On behalf of American Fidelity Assurance Company (the
Company) and American Fidelity Separate Account A (Separate
Account A), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of Prospectus and Statement of Additional Information (SAI) for certain variable annuity contracts offered by the Company through Separate Account A otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account A, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 26, 2024 and became effective on May 1, 2024.


            Sincerely,
							/s/ Jennifer Wheeler
							Jennifer Wheeler
							Vice President



American Fidelity Assurance Company P.O. Box 25523 Oklahoma City,
OK 73125-0523  americanfidelity.com